STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock-based Compensation Expense by Type of Award (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Stock-based compensation expense
Total stock-based compensation expense	$ 33,036	$ 27,542	$ 31,033
Total equity-settled awards
Stock-based compensation expense
Total stock-based compensation expense	32,865	27,423	31,028
Restricted stock units and restricted stock awards
Stock-based compensation expense
Total stock-based compensation expense	31,825	23,423	23,413
Stock bonus program and bonus share program
Stock-based compensation expense
Total stock-based compensation expense	1,040	4,000	7,615
Phantom stock units (cash-settled awards)
Stock-based compensation expense
Total stock-based compensation expense	$ 171	$ 119	$ 5